Income Taxes (Details) - Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate [Abstract]
China Statutory income tax rate	25.00%	25.00%
Temporary difference	25.73%
Permanent difference	(0.37%)	(0.18%)
Effect of different tax jurisdiction	(14.75%)
Effect of favorable tax rates on small-scale and low-profit entities	0.43%	(0.31%)
Valuation allowance	(42.13%)	(28.30%)
Effective tax rate	(6.09%)	(3.79%)